Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

6.Cash and cash equivalents

Interest earned on cash and cash equivalents for the year ended December 31, 2022 amounted to $1,237,632 (December 31, 2021 - $106,001, December 31, 2020 - $76,583). Cash and cash equivalents include a cashable Guaranteed Investment Certificate totaling $61,875 earning interest of 0.5% per annum and maturing on December 4, 2023 (December 31, 2021 - cashable Guaranteed Investment Certificate totaling $61,568 earning interest of 0.5% per annum and maturing on December 4, 2022). The Guaranteed Investment Certificate may be redeemed prior to maturity without penalty.